Securities Issued (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of securities issued

	12/31/2024	12/31/2023
Real estate credit bills	9,182,632	7,898,500
Real estate guaranteed credit bills	337,952	—
Financial Bills	185,017	147,876
Agribusiness credit bills	184,618	48,666
Total	9,890,219	8,095,042